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                                      BISYS
                           100 Summer St., Suite 1500
                           Boston, Massachusetts 02110


March 4, 2005


VIA EDGAR
---------

U.S. Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

Re:    STI Classic Funds
       File Nos. 033-45671, 811-06557
       ------------------------------

Dear Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter certification that the prospectuses and statement of additional information for the STI Classic Fund ("Registrant") dated March 1, 2005 do not differ from that contained in Post-Effective Amendment No. 55 (the "Amendment") to the Registrant's Registration Statement on Form N-1A. This Amendment was filed electronically on February 28, 2005.

     Questions related to this filing should be directed to my attention at
(617) 824-1369 or, in my absence, to Julie Powers at (617) 824-1219.


Sincerely,

/s/ Cynthia Surprise

Cynthia Surprise
Secretary